Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

6.	STOCKHOLDERS’ EQUITY

Common and Preferred Stock

Effective February 1, 2016, the Company amended and restated its license agreement with BioHEP Technologies Ltd. (“BioHEP”) (Note 7). In connection with the amendment and restatement, the Company issued 125,000 shares of its common stock to BioHEP and granted to BioHEP a warrant to purchase an additional 125,000 shares of its common stock at a purchase price of $16.00 per share, which warrant will expire on August 1, 2018. The fair value of the common stock as of the date of issuance, $2.0 million, was expensed as research and development costs.

The Company effected a 1-for-4 reverse stock split of its common stock on March 8, 2016. All share and per share amounts, and the number of shares of common stock into which each share of preferred stock converted in the financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

On May 11, 2016, the Company completed its initial public offering of 920,000 shares of common stock at a price to the public of $12.00 per share, resulting in gross proceeds of approximately $11.0 million, before deducting underwriting discounts and commissions and offering-related expenses. Upon the closing of its initial public offering, the Company filed an amended and restated certificate of incorporation, which authorizes the Company to issue 200,000,000 shares of common stock, $0.0001 par value per share, and 10,000,000 shares of preferred stock, $0.0001 par value per share.

Upon the closing of the initial public offering, all outstanding shares of the Company’s preferred stock automatically converted into 250,000 shares of the Company’s common stock.

On June 3, 2016, the Company issued and sold an additional 24,900 shares of common stock at the initial public offering price of $12.00 per share, pursuant to the underwriters’ partial exercise of their option to purchase additional shares of common stock, resulting in gross proceeds of approximately $0.3 million, before deducting underwriting discounts and commissions and offering-related expenses.

Warrants

In connection with the amendment and restatement of a license agreement, the Company issued a warrant to purchase 125,000 shares of the Company’s common stock to BioHEP, effective February 1, 2016 (Note 7). The Company evaluated the terms of the warrant and concluded that it should be equity-classified. The fair value of the warrant, $0.8 million, was estimated on the issuance date using a Black Scholes pricing model based on the following assumptions: an expected term of two and a half years, expected stock price volatility of 71%, a risk free rate of 1.01%, and a dividend yield of 0%. The fair value was expenses as research and development costs.

The Company issued to Dawson James Securities, Inc., the sole book-running manager for the initial public offering, a warrant to purchase 27,600 share of common stock in May 2016, and a warrant to purchase 747 shares of common stock in June 2016 (the “Dawson James Warrants”). The Dawson James Warrants are exercisable for cash at an exercise price of $15.00 per share commencing on November 5, 2016. The Dawson James Warrants expire on May 5, 2021. The Company evaluated the terms of the Dawson James Warrants and concluded that they should be equity-classified. The fair value of the May 2016 Dawson James Warrants were estimated on the applicable issuance dates using a Black Scholes pricing model based on the following assumptions: an expected term of 4.99 years; expected stock price volatility of 87%; a risk free rate of 1.20%; and a dividend yield of 0%. The fair value of the June 2016 Dawson James Warrants were estimated on the applicable issuance dates using a Black Scholes pricing model based on the following assumptions: an expected term of 4.92 years; expected stock price volatility of 87%; a risk free rate of 1.23%; and a dividend yield of 0%.

The Company received approximately $5.3 million in proceeds upon the exercise of warrants to purchase 641,743 shares of common stock of the Company, which were exercised in connection with the closing of the initial public offering. Upon the closing of the initial public offering, all of the outstanding warrants that were not exercised, except the warrant issued to BioHEP on February 1, 2016 and the Dawson James Warrants, terminated in accordance with their original terms.

A summary of warrant activities during the nine months ended September 30, 2016 follows:

Warrants
Outstanding at December 31, 2015	1,181,776
Grants	153,347
Exercises	(641,743)
Expirations/cancellations	(540,033)

Outstanding at September 30, 2016	153,347

2014 Stock Incentive Plan

In April 2014, the Company’s board of directors (the “Board”) approved the 2014 Stock Incentive Plan (the “2014 Plan”). The Company’s 2014 Plan provides for the issuance of common stock, stock options and other stock-based awards to employees, officers, directors, consultants, and advisors. As of September 30, 2016, the Board had authorized 750,000 shares of common stock to be issued under the 2014 Plan. Awards under the 2014 Plan may include options (incentive and non-statutory), stock appreciation rights, restricted stock, restricted stock units or dividend equivalent right, or a combination of them. Under the 2014 Plan, the Board, or a committee authorized by the Board, determines the number of shares of common stock to be granted pursuant to the awards, as well as the exercise price and terms of such awards.

The Company’s 2015 Stock Incentive Plan (the “2015 Plan”) became effective immediately prior to the closing of the Company’s initial public offering on May 11, 2016. Upon the effectiveness of the 2015 Plan, the 116,863 shares of common stock that remained available for grant under the 2014 Plan became available for grant under the 2015 Plan, and no further awards were available to be issued under the 2014 Plan.

2015 Stock Incentive Plan

In December 2015, the Company’s Board approved the 2015 Plan, which became effective immediately prior to the closing of the Company’s initial public offering on May 11, 2016. The 2015 Plan provides for the issuance of common stock, stock options and other stock-based awards to employees, officers, directors, consultants, and advisors. The number of shares reserved for issuance under the 2015 Plan is the sum of 750,000 shares of common stock, plus the number of shares equal to the sum of (i) 116,863 shares of common stock, which was the number of shares reserved for issuance under the 2014 Plan that remained available for grant under the 2014 Plan immediately prior to the closing of the Company’s initial public offering, and (ii) the number of shares of common stock subject to outstanding awards under the 2014 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right. The exercise price of stock options cannot be less than the fair value of the common stock on the date of grant. Stock options awarded under the 2015 Plan expire 10 years after the grant date, unless the Board sets a shorter term.

The following table summarizes the option activity for the nine months ended September 30, 2016, under the 2014 Plan and the 2015 Plan (the “Plans”):

	Options	Weighted-Average Exercise Price Per Share
Outstanding at December 31, 2015	610,481	$11.99
Granted	123,334	10.42
Exercised	(10,247)	9.28
Cancelled	(5,503)	11.96

Outstanding at September 30, 2016	718,065	$11.76

Exercisable at September 30, 2016	205,059	$11.01

All stock options granted have a ten-year term. As of September 30, 2016, all options granted are expected to vest and the weighted-average remaining contractual life of all options is 8.8 years.

Prior to the initial public offering on May 11, 2016, the Board determined the estimated fair value of the Company’s common stock on the date of grant based on a number of objective and subjective factors, including third party valuations. Since the initial public offering, the fair value of the Company’s common stock on the date of the grant is based on the closing price per share of the Common Stock on the NASDAQ Capital Market on the date of grant. The computation of expected volatility is based on the historical volatilities of peer companies. The peer companies include organizations that are in the same industry, with similar size and stage of growth. The Company estimates that the expected life of the options granted using the simplified method allowable under Staff Accounting Bulletin No. 107, Share Based Payments. The interest rate is based on the U.S. Treasury bill rates for U.S. treasury bills with terms commensurate with the expected term of the option grants on the grant date of the option.

The following table summarizes the stock-based compensation expense for the three and nine months ended September 30, 2016, under the Plans:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2016	2015	2016	2015
(in thousands)
Stock-based compensation:
Research and development	$104	$97	$286	$187
General and administrative	274	336	729	506

Total Stock-based compensation	$378	$433	$1,015	$693

The fair value of stock options vested during the nine months ended September 30, 2016 was $1,088,000. At September 30, 2016, there was $4,051,000 of unrecognized stock-based compensation expense relating to stock options granted pursuant to the Plans, which will be recognized over the weighted-average remaining vesting period of 2.9 years. Total unrecognized stock-based compensation expense may be adjusted for future changes in the estimated forfeiture rate.

Reserved Shares

As of September 30, 2016 and 2015, the Company has reserved the following shares of common stock for potential conversion of the Preferred Stock, exercise of warrants and outstanding options and issuance of shares available for grant under the 2015 Plan:

	September 30,
	2016	2015
Preferred Stock	—	250,000
2012 Convertible financing warrants	—	798,653
2013 Convertible financing warrants	—	238,804
2014 Financing warrants	—	144,319
2015 BioHEP warrants	125,000	—
2015 Dawson James warrants	28,347	—
2014 and 2015 Stock incentive plans	1,475,000	725,000

Total	1,628,347	2,156,776

7.	STOCKHOLDERS’ EQUITY

Common Stock

During the year ended December 31, 2014, the Company issued common stock to consultants and advisors as compensation for services and recognized expense equal to the fair value of the shares issued.

On December 31, 2014, the Company sold 963,510 shares of common stock for $12.00 per share, of which the proceeds were held in escrow and released to the Company in January 2015. This balance was recorded as escrow receivable as of December 31, 2014. During February 2015, the Company raised an additional $10,100,000 from the sale of 840,479 shares of common stock to existing and new investors. Collectively, these financing activities are referred to as the “2014 Financing.”

The Company engaged one broker to assist the Company with the 2014 Financing. The broker earned commissions payable in cash and warrants exercisable for common stock at $12.00 per share for a period of five years, subject to earlier termination upon an initial public offering or corporate transaction. The Company recorded issuance costs related to cash broker commissions of $925,000 in connection with the December 2014 closing, and $829,000 in connection with the February 2015 closing, which the Company recorded as a reduction in proceeds. In addition, the Company issued warrants to purchase 77,081 and 67,238 shares of common stock in connection with the December 2014 and February 2015 closings of the 2014 Financing, which were equity classified and valued at $382,000 and $334,000, respectively.

Preferred Stock

The rights, preferences and privileges of the Preferred Stock are as follows:

Voting

The holder of Preferred Stock is entitled to vote on all matters and is entitled to a number of votes equal to the number of shares of common stock into which each share of Preferred Stock is then convertible.

Liquidation Rights

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the affairs of the Company, the holder of the Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of common stock by reason of their ownership thereof, an amount equal to $1.00 per share, the original issue price, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization affecting such share.

Any remaining assets legally available for distribution after satisfaction of the liquidation preferences of the Preferred Stock shall be distributed to the holders of common stock on a pro rata basis based upon the number of shares of common stock held by the common stockholders.

Conversion

Preferred Stock is convertible into common stock, at any time, at the option of the holder. Upon conversion, the holders of Preferred Stock will receive one share of common stock for every four shares of preferred stock. Each share of Preferred Stock will automatically convert into common stock upon the closing of a public offering under the Company’s registration statement on Form S-1 with the U.S. Securities and Exchange Commission.

Warrants

The Company issued warrants to investors and brokers at multiple closings between March 2012 and February 2015, all of which were equity classified during 2014 and 2015. A summary of warrant activities during the years ended December 31, 2014 and 2015, is as follows:

Warrants
Outstanding at December 31, 2013	964,572
Grants	182,605
Exercises	(29,514)
Expirations/cancellations	—

Outstanding at December 31, 2014	1,117,663
Grants	67,238
Exercises	(3,125)
Expirations/cancellations	—

Outstanding at December 31, 2015	1,181,776

2014 Stock Incentive Plan

In April 2014, the Company’s Board of Directors approved the 2014 Stock Incentive Plan (“the 2014 Plan”). The Company’s 2014 Plan provides for the issuance of common stock, stock options and other stock-based awards to employees, officers, directors, consultants, and advisors. As of December 31, 2014 and 2015, the Board had authorized 125,000 and 750,000 shares of common stock to be issued under the 2014 Plan, respectively. Awards under the 2014 Plan may include options (incentive and non-statutory), stock appreciation rights, restricted stock, restricted stock units or dividend equivalent right, or a combination of them. Under the 2014 Plan, the Board, or a committee authorized by the Board, determines the number of shares of common stock to be granted pursuant to the awards, as well as the exercise price and terms of such awards.

The exercise price of incentive stock options cannot be less than the fair value of the common stock on the date of grant. Stock options awarded under the 2014 Plan expire 10 years after the grant date, unless the Board sets a shorter term. During 2014, 25,000 shares of common stock were issued to a consultant for services under the 2014 Plan and recognized stock-based compensation expense equal to the fair value of the shares issued. During the year ended December 31, 2015, stock options to purchase 535,797 shares were issued to employees, stock options to purchase 35,000 shares were issued to directors and stock options to purchase 40,434 shares were issued to consultants under the 2014 Plan. As of December 31, 2014 and 2015, 100,000 and 114,519 shares remain available for future grants under the 2014 Plan, respectively.

The following table summarizes the option activity for the year ended December 31, 2015, under the 2014 Plan:

	Options	Weighted-Average Exercise Price Per Share
Outstanding at December 31, 2014	—	$—
Granted	611,231	11.99
Exercised	—	—
Cancelled	(750)	9.28

Outstanding at December 31, 2015	610,481	$11.99

Exercisable at December 31, 2015	92,308	$9.70

No stock options were granted prior to 2015 pursuant to the 2014 Plan. All stock options granted have a ten-year term. The fair value of each stock option granted is estimated on the grant date using a Black-Scholes stock option pricing model based on the following assumptions: an expected term of six years; expected stock price volatility of 87%; a risk free rate of 1.4%; and a dividend yield of 0%. The weighted-average fair value of stock options granted during the year ended December 31, 2015 was $8.87. As of December 31, 2015, all options granted are expected to vest and the weighted-average remaining contractual life of all options is 9.6 years.

The board of directors determined the estimated fair value of the Company’s common stock on the date of grant based on a number of objective and subjective factors, including third party valuations. As the Company’s stock is not traded publicly, the computation of expected volatility is based on the historical volatilities of peer companies. The peer companies include organizations that are in the same industry, with similar size and stage of growth. The Company estimates that the expected life of the options granted using the simplified method allowable under Staff Accounting Bulletin No. 107, Share Based Payments. The interest rate for grants pursuant to the 2014 Plan is based on the U.S. Treasury bill rates for U.S. treasury bills with terms commensurate with the expected term of the option grants on the grant date of the option.

The Company recorded a total of $1,125,000 during the year ended December 31, 2015, as stock-based compensation expense relating to outstanding stock options granted pursuant to the 2014 Plan. Of this amount, $802,000 and $323,000 was recorded in general and administrative expense and research and development expense, respectively. The Company accelerated the vesting of options to purchase 22,083 shares of common stock, which resulted in a charge to stock-based compensation expense of $100,000 during the year ended December 31, 2015. The fair value of stock options vested during the year ended December 31, 2015 was $683,000. At December 31, 2015, there was $4,229,000 of unrecognized stock-based compensation expense relating to stock options granted pursuant to the 2014 Plan, which will be recognized over the weighted-average remaining vesting period of 3.6 years. Total unrecognized stock-based compensation expense may be adjusted for future changes in the estimated forfeiture rate.

Reserved Shares

As of December 31, 2014 and 2015, the Company has reserved the following shares of common stock for potential conversion of the Preferred Stock, convertible notes, exercise of warrants and outstanding options and shares available for grant under the 2014 Plan:

	December 31,
	2014	2015
Preferred stock	250,000	250,000
2012 Convertible financing warrants	801,778	798,653
2013 Convertible financing warrants	238,804	238,804
2014 Financing warrants	77,081	144,319
2014 Stock incentive plan	100,000	725,000

Total	1,467,663	2,156,776